Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000015937 | MSA Safety8739086
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015937 | Pure Storage8739114
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015937 | ESAB8739028
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015937 | Onestream8739098
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015937 | ServisFirst Bancshares8739134
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015937 | Confluent8739015
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015937 | Baldwin Insurance Group8738993
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015937 | First Financial Bankshares8739033
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015937 | iRhythm Technologies8739061
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015937 | elf Beauty8739024
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015937 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000015937 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000015937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000015937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000015937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000173316 | MSA Safety8739086
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173316 | Pure Storage8739114
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173316 | ESAB8739028
Holdings [Line Items]
Percent of Total Investments	2.10%
C000173316 | Onestream8739098
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173316 | ServisFirst Bancshares8739134
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173316 | Confluent8739015
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173316 | Baldwin Insurance Group8738993
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173316 | First Financial Bankshares8739033
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173316 | iRhythm Technologies8739061
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173316 | elf Beauty8739024
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173316 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000173316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000173316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000173316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000173316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000065363 | AMETEK8738812
Holdings [Line Items]
Percent of Total Investments	2.20%
C000065363 | Xylem8738961
Holdings [Line Items]
Percent of Total Investments	2.20%
C000065363 | Pure Storage8738918
Holdings [Line Items]
Percent of Total Investments	2.00%
C000065363 | Confluent8738830
Holdings [Line Items]
Percent of Total Investments	2.00%
C000065363 | elf Beauty8738845
Holdings [Line Items]
Percent of Total Investments	1.90%
C000065363 | Workday8738957
Holdings [Line Items]
Percent of Total Investments	1.90%
C000065363 | Nutanix8738901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000065363 | IDEX8738876
Holdings [Line Items]
Percent of Total Investments	1.90%
C000065363 | Nordson8738899
Holdings [Line Items]
Percent of Total Investments	1.90%
C000065363 | Edwards Lifesciences8738842
Holdings [Line Items]
Percent of Total Investments	1.80%
C000065363 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000065363 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000065363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000065363 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000065363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000065363 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096284 | AMETEK8738812
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096284 | Xylem8738961
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096284 | Pure Storage8738918
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096284 | Confluent8738830
Holdings [Line Items]
Percent of Total Investments	2.00%
C000096284 | elf Beauty8738845
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096284 | Workday8738957
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096284 | Nutanix8738901
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096284 | IDEX8738876
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096284 | Nordson8738899
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096284 | Edwards Lifesciences8738842
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096284 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000096284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000096284 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000096284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000096284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000096284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000096284 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245657 | Pure Storage8739069
Holdings [Line Items]
Percent of Total Investments	7.40%
C000245657 | Veeva Systems8739094
Holdings [Line Items]
Percent of Total Investments	6.70%
C000245657 | Zscaler8739103
Holdings [Line Items]
Percent of Total Investments	6.20%
C000245657 | Okta8739067
Holdings [Line Items]
Percent of Total Investments	4.90%
C000245657 | Mettler Toledo International8739056
Holdings [Line Items]
Percent of Total Investments	4.50%
C000245657 | Datadog8739039
Holdings [Line Items]
Percent of Total Investments	4.50%
C000245657 | Fastenal8739047
Holdings [Line Items]
Percent of Total Investments	4.10%
C000245657 | MSCI8739062
Holdings [Line Items]
Percent of Total Investments	4.00%
C000245657 | Ulta Beauty8739091
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245657 | elf Beauty8739041
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245657 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000245657 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245657 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245657 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000245657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000245657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000245657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%